Right-of-Use Assets and Operating Lease Liabilities (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Right-of-Use Assets and Operating Lease Liabilities [Abstract]
Lease expense	$ 88,277	$ 44,991